UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07093

T. Rowe Price Summit Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TSCXX Cash Reserves Fund –
.

T. ROWE PRICE Cash Reserves Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee
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T. ROWE PRICE Cash Reserves Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended April 30,
2023, as inflation, though still high, moderated and central bank rate hikes appeared to be nearing an end. The rebound in most sectors from the steep losses incurred earlier in 2022 was also aided by some better-than-expected economic news, although concerns about a possible recession lingered throughout the period.
For the six-month period, growth stocks were buoyed by falling interest rates and outperformed value shares. European equities outperformed stocks in most other regions, and emerging markets stocks were boosted by strong gains in
Asia, which were supported by China’s decision at the end of 2022 to lift most of its pandemic-related restrictions. Returns to U.S. investors in international stocks were enhanced by a sharp decline in the U.S. dollar versus other major currencies.
Within the S&P 500 Index, the communication services and information technology sectors had, by far, the strongest returns. On the other hand, the energy sector finished in negative territory and was the weakest segment amid falling oil prices and concerns about weaker global demand for crude.
Cheaper oil also contributed to slowing inflation during the period, although it remained well above the Federal Reserve’s long-term 2% target. March’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 5.0% on a 12-month basis, the lowest level since
May 2021 and the ninth consecutive month in which the annual inflation rate decreased.
In response to the still-high inflation readings, the Fed raised its short-term lending benchmark rate from around 3.00% in October 2022 to a target range of 4.75% to 5.00% by the end of the period, the highest since 2007. Fed officials implemented an additional 25-basis-point increase in early May just after our reporting period ended but suggested that they might be ready to pause additional rate hikes as they wait to see how the economy is progressing.
While shorter-maturity U.S. Treasury yields increased during the period in response to the Fed rate hikes, intermediate- and longer-term yields declined as investors predicted that the central bank would eventually have to cut rates sooner than it had planned as a result of a slowing economy, and this decrease in yields led to generally strong performance across the fixed income market.

T. ROWE PRICE Cash Reserves Fund

As we look ahead, prominent bank failures in the U.S. and Europe in March and April have complicated an already uncertain market backdrop. U.S.
corporate earnings in the first quarter appeared to be headed for a second straight quarterly decline, and manufacturing is slowing, although the jobs market has so far been resilient. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange
Commission adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the other changes to come.
While the six-month fund letter will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Cash Reserves Fund
Portfolio Summary

* Includes money market securities issued by foreign
governments.
SECURITY DIVERSIFICATION
Cash Reserves Fund

T. ROWE PRICE Cash Reserves Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Cash Reserves Fund

CASH RESERVES FUND
Beginning
Account Value
11/1/22
Ending
Account Value
4/30/23
Expenses Paid
During Period*
11/1/22 to 4/30/23
Actual $1,000.00 $1,020.60 $2.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.81   2.01
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.40%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Cash Reserves Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment
income
(1)(2)
0.02 0.01
(3)
—
(3) (4)
0.01
(3)
0.02 0.01
Net realized and
unrealized gain/loss —
(4)
—
(4)
—
(4)
—
(4)
—
(4)
—
(4)
Total from
investment activities 0.02 0.01 —
(4)
0.01 0.02 0.01
Distributions
Net investment
income (0.02) (0.01) —
(4)
(0.01) (0.02) (0.01)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00

T. ROWE PRICE Cash Reserves Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(5)
2.06% 0.88%
(3)
0.01%
(3)
0.78%
(3)
2.06% 1.47%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.40%
(6)
0.40% 0.42% 0.45% 0.45% 0.45%
Net expenses after
waivers/payments
by Price Associates 0.40%
(6)
0.31%
(3)
0.16%
(3)
0.43%
(3)
0.45% 0.45%
Net investment
income 4.14%
(6)
0.92%
(3)
0.01%
(3)
0.70%
(3)
2.04% 1.47%
Net assets, end of
period (in millions) $4,517 $4, 280 $3,711 $4,285 $3,003 $2,593
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
See Note 5. Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.09%, 0.26% and 0.02% of average net assets) for the years ended 10/31/22,
10/31/21 and 10/31/20 respectively.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Cash Reserves Fund
April 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
ASSET BACKED COMMERCIAL PAPER 8.7%
Albion Capital, 4.82%, 5/22/23  21,800 21,739
CAFCO, 5.12%, 8/28/23  (1) 33,650 33,080
CAFCO, 5.18%, 9/21/23  (1) 11,000 10,774
Chariot Funding, 5.00%, 5/26/23  (1) 22,000 21,924
Chariot Funding, 5.10%, 6/12/23  (1) 5,420 5,388
Charta, 5.06%, 5/11/23  (1) 7,000 6,990
Charta, 5.10%, 9/12/23  (1) 27,820 27,292
Charta, 5.25%, 7/13/23  (1) 10,600 10,487
CRC Funding, 5.05%, 7/12/23  (1) 23,350 23,114
CRC Funding, 5.05%, 9/8/23  (1) 17,500 17,181
CRC Funding, 5.18%, 9/21/23  (1) 4,000 3,918
Liberty Street Funding, 4.81%, 5/1/23  (1) 23,700 23,700
Liberty Street Funding, 5.30%, 10/16/23  (1) 1,300 1,268
LMA-Americas, 5.10%, 6/1/23  (1) 16,100 16,029
LMA-Americas, 5.51%, 7/21/23  (1) 25,806 25,486
Manhattan Asset Funding, 5.00%, 5/25/23  (1) 12,000 11,960
Manhattan Asset Funding, 5.05%, 6/9/23  (1) 2,300 2,287
Old Line Funding, 5.23%, 11/7/23  (1) 13,980 13,980
Old Line Funding, 5.47%, 5/3/23  (1) 27,994 27,994
Sheffield Receivables, 5.35%, 5/1/23  (1) 20,000 20,000
Starbird Funding, 5.31%, 10/16/23  (1) 11,000 10,727
Thunder Bay Funding, 5.24%, 6/20/23  (1) 25,000 25,000
Thunder Bay Funding, 5.25%, 12/7/23  (1) 9,350 9,050
Victory Receivables, 5.23%, 6/21/23  (1) 22,500 22,333
Total Asset Backed Commercial Paper (Cost $391,701) 391,701
CERTIFICATE OF DEPOSIT 15.4%
DOMESTIC 3.0%
Citibank, 2.77%, 5/25/23  11,760 11,760
Citibank, 2.78%, 6/1/23  18,000 18,000
Citibank, FRN, SOFR + 0.45%, 5.25%, 5/25/23  12,000 12,000
State Street Bank & Trust, FRN, SOFR + 0.24%, 5.04%, 6/23/23  16,500 16,500
State Street Bank & Trust, FRN, SOFR + 0.68%, 5.48%, 8/15/23  28,180 28,180
Wells Fargo Bank, FRN, SOFR + 0.45%, 5.26%, 11/13/23  21,800 21,800
Wells Fargo Bank, FRN, SOFR + 0.55%, 5.36%, 1/5/24  22,950 22,950
131,190
EURODOLLAR 5.9%
Canadian Imperial Bank of Commerce, 4.80%, 5/1/23  25,000 25,000
Credit Agricole, 4.80%, 5/1/23  50,000 50,000

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Nordea Bank, 4.80%, 5/1/23  76,000 76,000
Royal Bank of Canada, 4.81%, 5/1/23  59,660 59,660
Svenska Handelsbanken, 4.79%, 5/1/23  25,000 25,000
Toronto Dominion Bank, 4.81%, 5/1/23  33,000 33,000
268,660
YANKEE 6.5%
Bank of Montreal, 2.85%, 6/23/23  22,700 22,700
Bank of Montreal, FRN, SOFR + 0.65%, 5.46%, 4/18/24  7,500 7,500
Bank of Nova Scotia, FRN, SOFR + 0.65%, 5.46%, 12/20/23  20,000 20,000
Bank of Nova Scotia, FRN, SOFR + 0.75%, 5.56%, 12/1/23  23,500 23,500
Barclays Bank, 5.35%, 10/20/23  24,200 24,200
BNP Paribas, FRN, SOFR + 0.73%, 3.78%, 8/1/23  19,000 19,000
Canadian Imperial Bank of Commerce, 5.50%, 2/23/24  4,000 4,000
Canadian Imperial Bank of Commerce, 5.58%, 12/6/23  27,000 27,000
Canadian Imperial Bank of Commerce, FRN, SOFR + 0.70%,
5.51%, 4/1/24  11,500 11,500
HSBC Bank, FRN, SOFR + 0.65%, 5.46%, 4/19/24  13,975 13,975
HSBC Bank, FRN, SOFR + 0.67%, 5.48%, 4/12/24  16,500 16,500
Oversea-Chinese Banking, FRN, SOFR + 0.42%, 5.22%, 10/17/23  31,900 31,900
Oversea-Chinese Banking, FRN, SOFR + 0.49%, 4.29%, 7/24/23  13,000 13,000
Standard Chartered Bank, FRN, SOFR + 0.75%, 5.56%, 8/4/23  22,000 22,000
Standard Chartered Bank, FRN, SOFR + 0.83%, 3.88%, 11/1/23  20,000 20,000
Swedbank, FRN, SOFR + 0.70%, 5.51%, 6/5/23  5,000 5,000
Toronto Dominion Bank, 5.00%, 9/26/23  14,190 14,190
295,965
Total Certificate of Deposit (Cost $695,815) 695,815
FINANCIAL COMPANY COMMERCIAL PAPER 18.8%
ABN AMRO Funding, 5.03%, 11/6/23  (1) 15,000 14,604
ABN AMRO Funding, 5.08%, 9/15/23  (1) 14,775 14,489
ABN AMRO Funding, 5.08%, 9/28/23  (1) 15,000 14,683
ABN AMRO Funding, 5.19%, 1/12/24  (1) 1,000 963
Australia & New Zealand Banking Group, 4.95%, 7/10/23  (1) 31,000 30,702
Australia & New Zealand Banking Group, 5.44%, 5/8/23  (1) 17,000 17,000
Banco Santander, 2.82%, 5/22/23  (1) 11,700 11,681
Banco Santander, 3.005%, 6/8/23  (1) 17,000 16,946
Banco Santander, 5.17%, 5/16/23  (1) 2,500 2,495
Banco Santander, 5.23%, 5/25/23  (1) 12,200 12,158
Bank of Montreal, 5.515%, 12/1/23  (1) 10,500 10,500
BNP Paribas, 5.30%, 10/2/23  15,105 14,763
BPCE, 5.36%, 1/12/24  (1) 17,000 17,000
BPCE, 5.38%, 9/15/23  (1) 24,000 24,000
Canadian Imperial Bank of Commerce, 4.85%, 5/2/23  (1) 2,000 2,000

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Commonwealth Bank of Australia, 5.16%, 10/20/23  (1) 22,545 22,545
Cooperatieve Rabobank, 3.86%, 6/1/23  11,600 11,561
Cooperatieve Rabobank, 5.00%, 7/5/23  2,500 2,477
Credit Agricole, 5.03%, 6/6/23  1,500 1,492
DBS Bank, 4.89%, 7/26/23  (1) 8,700 8,598
DBS Bank, 5.02%, 6/5/23  (1) 5,800 5,772
DBS Bank, 5.05%, 6/2/23  (1) 30,000 29,865
DBS Bank, 5.05%, 7/27/23  (1) 400 395
DNB Bank, 4.965%, 6/7/23  (1) 35,000 34,821
DNB Bank, 5.17%, 8/16/23  (1) 4,300 4,234
Erste Finance Delaware, 4.82%, 5/1/23  (1) 26,835 26,835
ING (US) Funding, 5.14%, 11/20/23  (1) 6,000 5,826
ING (US) Funding, 5.35%, 11/3/23  (1) 12,395 12,052
ING (US) Funding, 5.49%, 5/3/23  (1) 9,000 9,000
MetLife Short Term Fund, 2.65%, 5/1/23  (1) 11,310 11,310
National Australia Bank, 5.16%, 10/25/23  (1) 15,000 15,000
National Australia Bank, 5.22%, 10/13/23  (1) 29,000 29,000
National Bank of Canada, 4.98%, 6/30/23  (1) 2,000 1,983
National Bank of Canada, 5.09%, 8/2/23  (1) 19,770 19,510
National Securities Clearing, 5.02%, 5/9/23  (1) 3,641 3,637
National Securities Clearing, 5.12%, 8/1/23  (1) 30,000 29,608
Natixis, 5.13%, 9/8/23  2,000 1,963
Natixis, 5.20%, 9/11/23  1,000 981
Nordea Bank, 5.44%, 5/4/23  (1) 16,000 16,000
Pacific Life Short Term Funding, 4.95%, 7/24/23  (1) 1,130 1,117
Pacific Life Short Term Funding, 5.02%, 6/1/23  (1) 10,000 9,957
Pacific Life Short Term Funding, 5.05%, 6/29/23  (1) 2,000 1,983
Pacific Life Short Term Funding, 5.06%, 7/31/23  (1) 4,965 4,902
Pacific Life Short Term Funding, 5.15%, 10/13/23  (1) 2,416 2,359
Pacific Life Short Term Funding, 5.27%, 7/17/23  (1) 10,325 10,209
Pacific Life Short Term Funding, 5.28%, 9/19/23  (1) 2,200 2,155
Pricoa Short Term Funding, 4.78%, 9/13/23  (1) 14,255 14,000
Pricoa Short Term Funding, 5.15%, 12/5/23  (1) 13,465 13,045
Royal Bank of Canada, 3.56%, 6/27/23  (1) 28,000 27,842
Royal Bank of Canada, 5.11%, 8/11/23  (1) 2,100 2,070
Royal Bank of Canada, 5.44%, 3/19/24  (1) 14,900 14,900
Skandinaviska Enskilda Banken, 4.895%, 7/13/23  (1) 5,000 4,950
Skandinaviska Enskilda Banken, 5.53%, 6/1/23  (1) 25,350 25,351
Svenska Handelsbanken, 3.89%, 6/8/23  (1) 14,500 14,441
Svenska Handelsbanken, 4.95%, 5/8/23  (1) 1,600 1,598
Svenska Handelsbanken, 5.06%, 8/21/23  (1) 27,000 26,575
Svenska Handelsbanken, 5.20%, 8/15/23  (1) 2,300 2,265
Swedbank, 5.28%, 10/18/23  12,900 12,578
Swedbank, 5.56%, 7/28/23  26,957 26,957
Toronto Dominion Bank, 3.01%, 8/8/23  (1) 12,370 12,370
Toronto Dominion Bank, 3.57%, 6/28/23  (1) 13,000 12,925

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Toronto Dominion Bank, 4.98%, 6/20/23  (1) 2,000 1,986
Toronto Dominion Bank, 5.25%, 10/23/23  (1) 3,000 2,923
UBS, 5.532%, 11/28/23  (1) 5,000 5,000
United Overseas Bank, 4.98%, 9/29/23  (1) 16,500 16,155
United Overseas Bank, 5.213%, 6/14/23  (1) 28,000 28,000
Westpac Banking, 5.05%, 6/23/23  (1) 13,750 13,648
Westpac Banking, 5.26%, 10/19/23  (1) 30,874 30,103
Total Financial Company Commercial Paper (Cost $850,813) 850,813
INSURANCE COMPANY FUNDING AGREEMENT 1.4%
MassMutual Global Funding II, FRN, SOFR + 0.22%, 5.067%,
6/2/23  (2) 32,630 32,625
New York Life Global Funding, FRN, SOFR + 0.19%, 5.02%,
6/30/23  (2) 31,144 31,133
Total Insurance Company Funding Agreement (Cost $63,758) 63,758
NON-FINANCIAL COMPANY COMMERCIAL PAPER 18.2%
Amazon.com, 5.05%, 7/5/23  8,750 8,670
Aspirus, Series 2021, 4.85%, 5/9/23  18,190 18,190
Banner Health, 4.95%, 5/3/23  19,400 19,400
Banner Health, 5.10%, 6/14/23  12,000 11,999
Banner Health, 5.10%, 6/21/23  12,000 11,998
Banner Health, 5.15%, 5/17/23  1,200 1,200
Baylor Scott & White Holdings, 4.85%, 5/4/23  11,000 10,995
Baylor Scott & White Holdings, 5.05%, 5/30/23  3,250 3,237
Baylor Scott & White Holdings, 5.05%, 7/10/23  30,710 30,408
Charlotte-Mecklenburg Hospital Auth., 4.83%, 5/16/23  44,000 43,911
Charlotte-Mecklenburg Hospital Auth., 5.15%, 7/11/23  8,705 8,617
Coco-Cola, 5.05%, 9/15/23  (1) 22,070 21,646
Export Development Canada, 4.95%, 6/12/23  13,800 13,720
Export Development Canada, 5.00%, 11/10/23  30,000 29,196
Hennepin County, Series B, 4.76%, 5/5/23  14,755 14,755
Hydro-Quebec, 4.77%, 5/1/23  (1) 20,650 20,650
Idaho Housing & Finance Association, 5.20%, 5/31/23  19,000 19,000
Inova Health System Foundation, 4.85%, 5/18/23  18,515 18,473
Inova Health System Foundation, 5.10%, 6/16/23  11,110 11,038
Iowa Health System, 5.25%, 5/4/23  13,920 13,914
Iowa Health System, 5.25%, 6/15/23  14,000 13,908
Iowa Health System, 5.28%, 5/18/23  5,350 5,337
John Deere Canada, 5.10%, 5/11/23  (1) 13,800 13,780
John Muir Health, 5.23%, 7/20/23  5,310 5,248
Johnson & Johnson, 4.89%, 8/14/23  (1) 12,500 12,322
Johnson & Johnson, 5.04%, 9/13/23  (1) 18,000 17,660

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Los Angeles Municipal Improvement, Series B-1, 5.18%, 6/7/23  5,100 5,100
LVMH Moet Hennessy Louis Vuitton, 4.86%, 7/10/23  (1) 28,000 27,735
LVMH Moet Hennessy Louis Vuitton, 5.00%, 5/23/23  (1) 1,600 1,595
LVMH Moet Hennessy Louis Vuitton, 5.02%, 5/15/23  (1) 6,275 6,263
LVMH Moet Hennessy Louis Vuitton, 5.02%, 5/15/23  (1) 5,000 4,990
LVMH Moet Hennessy Louis Vuitton, 5.02%, 8/28/23  (1) 3,500 3,442
Mass General Brigham, 5.00%, 5/18/23  19,450 19,404
Mass General Brigham, 5.24%, 7/26/23  12,560 12,403
Massachusetts EFA, Series A, 4.85%, 5/2/23  8,640 8,640
Massachusetts EFA, Series A, 4.97%, 5/2/23  3,000 3,000
Massachusetts EFA, Series A, 5.00%, 5/2/23  2,855 2,855
Mercy Healthcare System, 4.98%, 5/3/23  25,690 25,683
New York Power Auth., 5.05%, 5/4/23  10,845 10,840
Philadelphia Airport, Series C-1, 4.80%, 5/4/23  24,676 24,676
Philadelphia Airport, Series C-1, 5.05%, 5/4/23  20,050 20,050
Procter & Gamble, 5.05%, 9/11/23  (1) 27,820 27,301
San Jose Financing Auth., Series 2-T, 5.25%, 5/16/23  13,175 13,175
South Carolina Public Service Auth., Series AA, 5.15%, 6/22/23  22,107 22,107
SSM Health Care, Series A, 4.98%, 5/4/23  28,540 28,528
Tennessee State, Series 00-B, 4.61%, 5/10/23  15,600 15,600
Tennessee State, Series 00-B, 4.69%, 8/1/23  12,750 12,750
Tennessee State, Series 00-B, 5.18%, 6/7/23  2,905 2,905
Toyota Credit de Puerto Rico, 5.17%, 6/30/23  25,000 24,784
Toyota Credit de Puerto Rico, 5.28%, 9/7/23  9,800 9,615
Toyota Credit de Puerto Rico, 5.44%, 5/22/23  10,000 10,000
Trinity Health, 5.15%, 9/6/23  5,085 4,992
Univ. of California, Series B, 4.85%, 5/2/23  17,700 17,698
Univ. of California, Series B, 5.12%, 5/12/23  5,800 5,791
Univ. of Houston, Series A, 5.00%, 6/12/23  6,810 6,810
Univ. of Minnesota, Series I, 5.10%, 5/17/23  4,630 4,630
Univ. of Texas, Series B, 5.05%, 7/13/23  12,195 12,070
Univ. of Texas, Series B, 5.15%, 5/4/23  2,930 2,929
Yale University, 5.08%, 9/12/23  24,500 24,037
Total Non-Financial Company Commercial Paper (Cost $821,670) 821,670
OTHER ASSET BACKED SECURITIES 0.5%
Carmax Auto Owner Trust, Series 2023-2, Class A1, 5.508%,
5/15/24  10,625 10,625
CNH Equipment Trust, Series 2023-A, Class A1, 5.425%, 5/15/24  8,454 8,454
Kubota Credit Owner Trust, Series 2023-1A, Class A1, 5.292%,
3/15/24  (2) 3,515 3,515
Total Other Asset Backed Securities (Cost $22,594) 22,594

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
OTHER INSTRUMENTS 1.0%
Bank of America, 4.82%, 9/21/23  29,570 29,570
Bank of America, 5.45%, 3/22/24  15,000 15,000
Total Other Instruments (Cost $44,570) 44,570
U.S. GOVERNMENT AGENCY REPURCHASE
AGREEMENT 1.6%(3)
BNP Paribas Securities, Tri-Party, Dated 4/28/23, 4.80%,
Delivery Value of $70,028,000 on 5/1/23, Collateralized by U.S.
Government securities, 3.00% - 4.50%, 7/20/44 - 8/20/51, valued at $71,400,004  70,000 70,000
Total U.S. Government Agency Repurchase Agreement (Cost $70,000) 70,000
U.S. TREASURY DEBT 7.1%
U.S. Treasury Notes, FRN, 3M UST + 0.029%, 5.16%, 7/31/23  245,400 245,351
U.S. Treasury Notes, FRN, 3M UST + 0.14%, 5.271%, 10/31/24  51,070 51,000
U.S. Treasury Notes, FRN, 3M UST + 0.20%, 5.331%, 1/31/25  23,300 23,300
Total U.S. Treasury Debt (Cost $319,651) 319,651
U.S. TREASURY REPURCHASE AGREEMENT 10.4%(3)
Federal Reserve Bank of New York, Tri-Party, Dated 4/28/23,
4.80%, Delivery Value of $470,188,000 on 5/1/23, Collateralized
by U.S. Government securities, 0.13% - 2.00%, 8/15/23 - 5/31/24, valued at $470,188,012  470,000 470,000
Total U.S. Treasury Repurchase Agreement (Cost $470,000) 470,000
VARIABLE RATE DEMAND NOTES 11.1%
Alaska HFC, State Capital Project, Series A, VRDN, 4.91%,
5/5/23  25,000 25,000
Alaska HFC, State Capital Project, Series A, VRDN, 5.05%,
5/5/23  17,000 17,000
Alaska HFC, State Capital Project, Series B, VRDN, 5.00%,
5/5/23  2,500 2,500
Andrew W. Mellon Foundation, VRDN, 4.86%, 5/5/23  7,820 7,820
Baltimore, VRDN, 4.88%, 5/5/23  23,000 23,000
Charlotte, NASCAR, Series D, COP, VRDN, 4.90%, 5/5/23  26,290 26,290
Colorado Housing & Fin. Auth., Single Family, Series B-1, VRDN,
4.85%, 5/5/23  2,770 2,770

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Colorado Housing & Fin. Auth., Single Family, Series C-2, VRDN,
4.85%, 5/5/23  14,800 14,800
Colorado Housing & Fin. Auth., Social Bond, Series C-2, VRDN,
4.85%, 5/5/23  6,615 6,615
Cook County, Series D, GO, VRDN, 4.87%, 5/5/23  25,600 25,600
Illinois Fin. Auth., VRDN, 4.90%, 5/5/23  44,675 44,675
Illinois Fin. Auth., Carle Foundation, Series B, VRDN, 4.88%,
5/5/23  6,200 6,200
Iowa Student Loan Liquidity, Series 2023-1, VRDN, 4.88%, 5/5/23  28,245 28,245
Maryland CDA, Series B, VRDN, 4.88%, 5/5/23  8,600 8,600
Maryland CDA, Series F, VRDN, 5.05%, 5/5/23  11,745 11,745
Massachusetts Dev. Fin. Agency, Babson College, Series B,
VRDN, 4.90%, 5/5/23  7,275 7,275
Minnesota Housing Fin. Agency, Series H, VRDN, 4.90%, 5/5/23  2,675 2,675
Missouri HEFA, Series B-2, VRDN, 4.89%, 5/5/23  16,250 16,250
Montgomery County Housing Opportunities Commission,
Series D, VRDN, 4.92%, 5/5/23  9,800 9,800
Montgomery County Housing Opportunities Commission,
Series E, VRDN, 4.92%, 5/5/23  8,315 8,315
New York City Housing Dev., Series F-2, VRDN, 4.85%, 5/5/23  15,000 15,000
New York Mortgage Agency, Series 216, VRDN, 4.88%, 5/5/23  14,125 14,125
New York Mortgage Agency, Series 224, VRDN, 4.88%, 5/5/23  25,600 25,600
New York Mortgage Agency, Series 238, VRDN, 4.88%, 5/5/23  2,800 2,800
New York State Housing Fin. Agency, Series A, VRDN, 4.89%,
5/5/23  15,060 15,060
Private Colleges & Univ. Auth., Emory Univ., Series C-1, VRDN,
4.90%, 5/5/23  44,150 44,150
Southern Ute Indian Tribe, VRDN, 4.90%, 5/5/23  (2) 41,795 41,795
Univ. of California, Series Z-1, VRDN, 4.81%, 5/5/23  7,540 7,540
Univ. of California, Series Z-2, VRDN, 4.87%, 5/5/23  10,250 10,250
Wisconsin Housing & Economic Dev. Auth., Series B, VRDN,
4.95%, 5/5/23  400 400
Wisconsin Housing & Economic Dev. Auth., Series F, VRDN,
4.95%, 5/5/23  29,825 29,825
Wisconsin Housing & Economic Dev. Auth., Series F, VRDN,
4.95%, 5/5/23  945 945
Total Variable Rate Demand Notes (Cost $502,665) 502,665
Total Investments in Securities
94.2% of Net Assets (Cost $4,253,237) $ 4,253,237

T. ROWE PRICE Cash Reserves Fund

The accompanying notes are an integral part of these financial statements.
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $1,305,387 and represents 28.9% of net assets.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$109,068 and represents 2.4% of net assets.
(3) See Note 3. Collateralized by U.S. government securities valued at $541,588 at
April 30, 2023.
3M UST Three month U.S. Treasury bill yield
CDA Community Development Administration/Authority
COP Certificate of Participation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFC Housing Finance Corporation
SOFR Secured overnight financing rate
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is the date principal can be demanded. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Cash Reserves Fund
April 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $4,253,237) $ 4,253,237
Receivable for investment securities sold 244,030
Interest receivable 18,079
Receivable for shares sold 9,592
Cash 60
Total assets 4,524,998
Liabilities
Payable for shares redeemed 5,946
Investment management and administrative fees payable 1,650
Other liabilities 156
Total liabilities 7,752
NET ASSETS $ 4,517,246
Net Assets Consist of:
Total distributable earnings (loss) $ 309
Paid-in capital applicable to 4,516,346,322 shares of $0.0001 par value capital stock outstanding; 10,000,000,000 shares of the Corporation authorized 4,516,937
NET ASSETS $ 4,517,246
NET ASSET VALUE PER SHARE $ 1.00

T. ROWE PRICE Cash Reserves Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/23
Investment Income (Loss)
Interest income $ 98,949
Expenses
Investment management and administrative expense $ 8,735
Net investment income 90,214
Realized and Unrealized Gain / Loss –
Net realized gain on securities 13
INCREASE IN NET ASSETS FROM OPERATIONS
$ 90,227

T. ROWE PRICE Cash Reserves Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/23
Year
Ended
10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 90,214 $ 36,543
Net realized gain 13 4
Increase in net assets from operations 90,227 36,547
Distributions to shareholders
Net earnings (89,985) (36,497)
Capital share transactions
*
Shares sold 1,163,186 2,481,213
Distributions reinvested 88,748 35,919
Shares redeemed (1,015,157) (1,948,421)
Increase in net assets from capital share
transactions 236,777 568,711
Net Assets
Increase during period 237,019 568,761
Beginning of period 4,280,227 3,711,466
End of period $ 4,517,246 $ 4,280,227
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Cash Reserves Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Cash Reserves Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income. The fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions and/or temporarily suspend redemptions.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Cash Reserves Fund

New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022, to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee.
The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Cash Reserves Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On
April 30, 2023, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Repurchase Agreements  The fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to
“repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities

T. ROWE PRICE Cash Reserves Fund

dealers or banks that are members of the Federal Reserve System and are on Price
Associates' approved list. All repurchase agreements are fully collateralized by U.S.
government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At April 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $4,253,237,000.

T. ROWE PRICE Cash Reserves Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.40% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or
nonrecurring, extraordinary expenses.
Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). Any amounts waived/paid by Price
Associates under this voluntary agreement are not subject to repayment by the fund.
Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended April 30, 2023, the fund had no voluntary waivers.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund. Price
Associates provides certain accounting and administrative services to the fund. T. Rowe
Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity

T. ROWE PRICE Cash Reserves Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Cash Reserves Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files its complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) each month on Form N-MFP. The fund’s reports on Form
N-MFP are available on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their portfolio holdings information on troweprice.com .

T. ROWE PRICE Cash Reserves Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for

T. ROWE PRICE Cash Reserves Fund

various periods through December 31, 2022.  Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the
Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser.
Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise.
The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors and has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Cash Reserves Fund

management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The
Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fourth quintile (Expense Group), the fund’s actual management fee rate ranked in the fourth quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Cash Reserves Fund

information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F85-051 6/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2023